Contingencies and Commitments (Details) - Schedule of insurance Policies Contracted	12 Months Ended
Dec. 31, 2023 CLF
Schedule of insurance Policies Contracted [Abstract]
Errors and omissions liability policy	CLF 500
Civil responsibility policy	CLF 60,000